Summary of Significant Accounting Policies - Government Grants (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017 USD ($) person	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Government Grant
Expected dividend yield (as a percent)	0.00%	0.00%
Number of patients | person		36
Amount of grants awarded from the Public Health Service		$ 999
Accrued interest or penalties		0
Research and development
Government Grant
Grant revenue		$ 0	$ 642	$ 147